INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
8.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

Chinese Mainland

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT income tax rate. The HNTE certificate is effective for a period of three years. Certain Chinese mainland subsidiaries, VIEs and VIEs’ subsidiaries, including Beijing U-Tiger Business, Beijing Yixin, Beijing U-Tiger Network, Hangzhou U-Tiger, Guangzhou U-Tiger and Beijing Xiangshang are qualified HNTEs and enjoy a reduced income tax rate of 15% for the years ended December 31, 2023, 2024 and 2025. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all companies successfully re-applied for the certificates when the prior certificate expired. The Group’s other Chinese mainland subsidiaries are subject to an income tax rate of 25%, according to EIT Law.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong are subject to a profits tax rate of 8.25% on total assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries incorporated in the USA are subject to a federal income tax rate of 21% for taxable income earned in the USA. Taxable income apportioned to New York, New York City, and New Jersey is also subject to tax at statutory income tax rates of 6.5%, 8.85%, and 11.5%, respectively.

Singapore

The Group’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. In particular, Tiger Brokers (Singapore) Pte Ltd has been awarded the Financial Sector Incentive Standard-Tier (FSI-ST) scheme with effect from 1 January 2025 to 31 December 2029. Income and expenses derived from qualifying financial activities is subject to tax at 13.5% concessionary income tax rate.

Australia

The Group’s subsidiaries incorporated in Australia are subject to an income tax rate of 30% for taxable income earned in Australia.

8.
INCOME TAXES (Continued)

The components of income before income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Chinese mainland	12,562,152	35,007,671	21,956,167
Non-Chinese mainland	33,431,585	46,755,978	185,486,319
Total income before income taxes	45,993,737	81,763,649	207,442,486

The current and deferred portions of income tax expense allocated to continuing operations, were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current tax (expense)
Chinese mainland	—	—	(77)
Non-Chinese mainland	(9,779,815)	(19,580,355)	(37,631,835)
Total current tax (expense)	(9,779,815)	(19,580,355)	(37,631,912)
Deferred tax (expense) benefit
Chinese mainland	548,704	(2,782,703)	606,219
Non-Chinese mainland	(3,755,199)	1,953,337	1,064,828
Total deferred tax (expense) benefit	(3,206,495)	(829,366)	1,671,047
Total income tax (expense) benefit
Chinese mainland	548,704	(2,782,703)	606,142
Non-Chinese mainland	(13,535,014)	(17,627,018)	(36,567,007)
Total income tax (expense)	(12,986,310)	(20,409,721)	(35,960,865)

The amounts of income taxes paid (net of refunds received) in different jurisdictions are set forth below:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Chinese mainland	—	—	77
Non-Chinese mainland	13,324,309	11,288,825	26,068,302
United States - federal	3,610,000	5,200,440	14,400,000
United States - New Jersey	729,000	2,971,000	5,120,000
New Zealand	8,190,515	2,365,230	5,183,060
Other jurisdictions	794,794	752,155	1,365,242
Total income tax paid	13,324,309	11,288,825	26,068,379

The enterprise income tax law imposes a withholding income tax on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC. According to the arrangement between Chinese mainland and Hong Kong, dividends paid by an FIE in Chinese mainland to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. Dividends paid from US subsidiaries to their parent company are subject to a US withholding tax at a rate of 30%. Cash dividends paid by a New Zealand incorporated company is subject to 5% withholding under the New Zealand-Singapore Double Tax Agreement.

8.
INCOME TAXES (Continued)

The Company does not intend to have any of its subsidiaries and VIEs located in jurisdictions that would assess a tax on a distribution distribute any accumulated earnings, but rather expects that such profits will be indefinitely reinvested by such subsidiaries and VIEs for their respective local operations. Accordingly, no liability for withholding tax was recorded as of December 31, 2024 and 2025. Undistributed earnings of such subsidiaries and VIEs amounted to US$214.1 million and US$404.6 million and the unrecognized deferred tax liability related to such earnings amounted to US$23.4 million and US$41.3 million as of December 31, 2024 and December 31, 2025, respectively.

The Group’s subsidiaries and consolidated VIEs located in the Chinese mainland, Hong Kong, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the year ended December 31, 2025.

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets
Net operating loss carryforwards	22,460,370	21,363,776
Share-based compensation	4,104,367	6,140,895
Lease liabilities	2,019,091	2,369,987
Withholding tax credit carryforwards	1,013,796	139,758
Advertising expense carryforwards	807,824	828,788
Accrued expenses	504,250	894,354
Financial instruments held, at fair value	546,762	572,453
Allowance for doubtful accounts	860,624	1,699,590
Long-term investments	228,010	234,009
Total deferred tax assets	32,545,094	34,243,610
Less: valuation allowance	21,923,356	21,316,154
Deferred tax assets, net of valuation allowance	10,621,738	12,927,456

Deferred tax liabilities
Intangible assets	1,788,555	1,535,965
Right-of-use assets	1,945,981	2,229,588
Financial instruments held, at fair value	382,728	451,332
Total deferred tax liabilities	4,117,264	4,216,885

Deferred tax assets, net	8,573,135	10,404,896
Deferred tax liabilities, net	2,068,661	1,694,325

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	11,307,489	18,262,801	21,923,356
Additions of valuation allowance	7,372,595	6,576,529	2,883,176
Reversals of valuation allowance	(187,483)	(2,599,680)	(4,185,003)
Foreign currency translation adjustment	(229,800)	(316,294)	694,625
Net change in the valuation allowance	6,955,312	3,660,555	(607,202)
Balance at the end of the year	18,262,801	21,923,356	21,316,154

8.
INCOME TAXES (Continued)

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of US$131,416,993 and US$129,741,293, respectively.

The expiration status of net operating loss carryforwards as of December 31, 2025 is listed below.

Expiration year	US$
2026	6,083,279
2027	7,206,834
2028	6,015,368
2029	4,573,483
2030 through 2045	65,146,458
Indefinitely	40,715,871

As of December 31, 2024 and 2025, the Group had advertising expenses carryforwards of US$3,931,434 and US$3,315,153, respectively, which can be carried forward indefinitely.

As of December 31, 2024 and 2025, the Group had withholding tax credit carryforwards of US$1,013,796 and US$139,758, respectively. The balance as of December 31, 2025 will expire in 2026.

Management assessed the positive and negative evidence in certain entities in Chinese mainland, Hong Kong, the United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the Singapore entity where net operating loss carryforwards can be carried forward indefinitely, in United States entities where net operating loss carryforwards generated after 2017 can be carried forward indefinitely, in Hong Kong entities where net operating loss carryforwards can be carried forward indefinitely, and net operating loss carryforwards in New Zealand can be carried forward indefinitely. Net operating loss carryforwards can be carried forward 5 years in Chinese mainland except for an entity qualified as “HNTE” which can be carried forward 10 years. The Group has concluded that deferred tax asset recognized for certain entities in Chinese mainland, Hong Kong, the United States, New Zealand and Singapore is more likely than not to be realized.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be realized in the future. The Group considers positive and negative evidence at each individual tax-paying component to determine whether some portion or all of the deferred tax assets are more-likely-than-not to be realized.

The realizability of deferred tax assets requires significant judgment associated with evaluation of past and projected financial performance which incorporates projections of future taxable income, including forecasted revenues and expenses, by tax-paying component. In assessing the realizability of deferred tax assets, management considered the future taxable earnings which consists of forecasted revenue, operating cost and expenses, and the expected timing of the reversal of temporary differences. As of December 31, 2024 and 2025, valuation allowances of US$21,923,356 and US$21,316,154, respectively, were provided against the deferred tax assets that management determined are not more-likely-than-not to be realized in the future. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

Deferred tax assets related to net operating loss carryforwards without a valuation allowance recognized for the years ended December 31, 2023, 2024 and 2025 were US$1,510,584, US$145,882 and nil, respectively. Due to changes in judgment about the realizability of deferred tax assets, valuation allowance increases of US$3,574,020, US$3,327,769 and nil and valuation allowance decreases of nil, US$1,304,439 and nil were recorded in 2023, 2024 and 2025, respectively. The Group realized a benefit of utilizing deferred tax assets of US$187,483, US$1,295,241 and US$1,343,434 in 2023, 2024 and 2025 that were offset with a valuation allowance at the beginning of the year.

8.
INCOME TAXES (Continued)

Reconciliations between the income tax expense computed by applying the Chinese mainland's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Income before income taxes	45,993,737	81,763,649
Chinese mainland statutory income tax rate	25%	25%
Income tax at statutory income tax rate	(11,498,434)	(20,440,912)
Effect of income tax rate difference in other jurisdictions	23,195	2,527,278
Effect of preferential tax rates	1,306,561	3,226,674
Super deduction of research and development expense	5,509,308	5,544,966
Nondeductible expenses	(1,998,354)	(10,651,228)
Non-taxable income	194,107	1,758,388
Changes in valuation allowance	(7,185,112)	(3,976,849)
Excess tax benefits from share-based compensation	662,419	1,601,962
Income tax expense	(12,986,310)	(20,409,721)

	For the year ended December 31,
	2025
	US$	%
Income tax expense at statutory income tax rate	(51,860,621)	25%
Foreign tax effects
Singapore
Statutory income tax rate difference between Chinese mainland and Singapore	3,521,285	-1.7%
Others	(54,706)	0.0%
New Zealand
Statutory income tax rate difference between Chinese mainland and New Zealand	(935,185)	0.5%
Tax effect of bad debt write-off	3,150,262	-1.5%
Others	531,223	-0.3%
Hong Kong
Statutory income tax rate difference between Chinese mainland and Hong Kong	3,605,777	-1.7%
Others	1,149,846	-0.6%
United States
Statutory income tax rate difference between Chinese mainland and United States	2,740,834	-1.3%
State and local income taxes, net of federal income tax effect	(4,111,251)	2.0%
Others	303,347	-0.1%
Other foreign jurisdictions	(96,864)	0.0%
Changes in valuation allowance	(365,581)	0.2%
Non-deductible expenses	(1,658,817)	0.8%
Other adjustments
Effect of preferential tax rates	2,502,281	-1.2%
Super deduction of research and development expenses	3,090,613	-1.5%
Excess tax benefits from share-based compensation	2,526,692	-1.2%
Income tax expense	(35,960,865)	17.3%